As filed with the Securities and Exchange            Registration No. 333-56297
Commission on May 11, 2001                            Registration No. 811-2512
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


                       POST-EFFECTIVE AMENDMENT NO. 23 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)



It is proposed that this filing will become effective:

      X         immediately upon filing pursuant to paragraph (b) of Rule 485
   --------
                on __________ pursuant to paragraph (b) of Rule 485
   --------

                                  PARTS A AND B

The Prospectuses each dated May 1, 2001, as amended by Supplement dated May 1, 2001 and the Statement of Additional Information dated May 1, 2001, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 23 by reference to Registrant's filing under Rule 497(c) as filed on May 1, 2001 (File No. 333-56297).

Two Supplements, dated May 11, 2001 and June 1, 2001, to the Prospectuses and one Supplement dated May 11, 2001 to the Statement of Additional Information are included in Parts A and B, respectively, of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

         SUPPLEMENT DATED MAY 11, 2001 TO PROSPECTUS DATED MAY 1, 2001

The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2001. You should read this supplement along with the prospectus.

1. All references to the Pilgrim Variable Products Trust portfolios are amended to reflect that Class S shares are available through the contracts.

2. The following information replaces the "Fund Expense Table" and "Footnotes to the Fund Expense Table" located on pages 10 and 11 of the prospectus:

X.56297-01                                                              May 2001

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors impacting the share value, refer to the fund prospectus.

HOW FEES ARE DEDUCTED. The fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund and are based on figures for the year ended December 31, 2000.

                                     FUND EXPENSE TABLE(1)
                                                          Total Fund                 Net Fund
                                                            Annual                    Annual
                                                           Expenses                  Expenses
                           Investment                      Without       Total         After
                            Advisory    12b-1    Other    Waivers or  Waivers and     Waivers
Fund Name                     Fees       Fee    Expenses  Reductions  Reductions   or Reductions
---------                     ----       ---    --------  ----------  ----------   -------------
Aetna Balanced VP, Inc.        0.50%      --      0.09%       0.59%         --           0.59%
Aetna Bond VP                  0.40%      --      0.10%       0.50%         --           0.50%
Aetna Growth VP(2)             0.60%      --      0.10%       0.70%       0.00%          0.70%
Aetna Growth and Income
  VP                           0.50%      --      0.08%       0.58%         --           0.58%
Aetna Index Plus Large
  Cap VP(2)                    0.35%      --      0.09%       0.44%       0.00%          0.44%
Aetna International VP(3)      0.85%      --      0.49%       1.34%       0.19%          1.15%
Aetna Money Market VP          0.25%      --      0.09%       0.34%         --           0.34%
Aetna Small Company VP(2)      0.75%      --      0.12%       0.87%       0.00%          0.87%
Aetna Technology VP(3)         0.95%      --      0.25%       1.20%       0.05%          1.15%
AIM V.I. Capital
  Appreciation Fund            0.61%      --      0.21%       0.82%         --           0.82%
AIM V.I. Government
  Securities Fund              0.50%      --      0.47%       0.97%         --           0.97%
AIM V.I. Growth Fund           0.61%      --      0.22%       0.83%         --           0.83%
AIM V.I. Growth and
  Income Fund                  0.60%      --      0.24%       0.84%         --           0.84%
AIM V.I. Value Fund            0.61%      --      0.23%       0.84%         --           0.84%
Alliance Growth and
  Income Portfolio             0.63%      --      0.06%       0.69%         --           0.69%
Alliance Premier Growth
  Portfolio                    1.00%      --      0.04%       1.04%         --           1.04%
Alliance Quasar
  Portfolio(4)                 1.00%      --      0.14%       1.14%       0.19%          0.95%
Fidelity VIP
  Equity-Income
  Portfolio(5)                 0.48%      --      0.08%       0.56%         --           0.56%
Fidelity VIP Growth
  Portfolio(5)                 0.57%      --      0.08%       0.65%         --           0.65%
Fidelity VIP High Income
  Portfolio                    0.58%      --      0.10%       0.68%         --           0.68%
Fidelity VIP II
  Contrafund-Registered
  Trademark- Portfolio(5)      0.57%      --      0.09%       0.66%         --           0.66%
Janus Aspen Aggressive
  Growth Portfolio(6)          0.65%      --      0.01%       0.66%       0.00%          0.66%
Janus Aspen Balanced
  Portfolio(6)                 0.65%      --      0.01%       0.66%       0.00%          0.66%
Janus Aspen Growth
  Portfolio(6)                 0.65%      --      0.02%       0.67%       0.00%          0.67%
Janus Aspen Worldwide
  Growth Portfolio(6)          0.65%      --      0.04%       0.69%       0.00%          0.69%
MFS-Registered Trademark-
  Total Return Series(7)       0.75%      --      0.15%       0.90%       0.00%          0.90%
[Mitchell Hutchins Growth
  and Income
  Portfolio(11)                0.70%    0.25%     0.42%       1.37%         --               (11)]
[Mitchell Hutchins Small
  Cap Portfolio(11)            1.00%    0.25%     1.21%       2.46%         --               (11)]
[Mitchell Hutchins
  Tactical Allocation
  Portfolio(11)                0.50%    0.25%     0.23%       0.98%         --               (11)]
Oppenheimer Aggressive
  Growth Fund/VA               0.62%      --      0.02%       0.64%         --           0.64%
Oppenheimer Main Street
  Growth & Income Fund/VA      0.70%      --      0.03%       0.73%         --           0.73%
Oppenheimer Strategic
  Bond Fund/VA                 0.74%      --      0.05%       0.79%         --           0.79%
Pilgrim VP Growth
  Opportunities
  Portfolio(8)                 0.75%      --      1.69%       2.44%       1.34%          1.10%
Pilgrim VP MagnaCap
  Portfolio(8)                 0.75%      --      7.40%       8.15%       7.05%          1.10%
Pilgrim VP MidCap
  Opportunities
  Portfolio(8)                 0.75%      --      5.26%       6.01%       4.91%          1.10%
Pilgrim VP SmallCap
  Opportunities
  Portfolio(8)                 0.75%      --      0.48%       1.23%       0.13%          1.10%
PPI MFS Capital
  Opportunities
  Portfolio(9)                 0.65%      --      0.25%       0.90%       0.00%          0.90%
PPI MFS Emerging Equities
  Portfolio(9)                 0.66%      --      0.13%       0.79%       0.00%          0.79%
PPI MFS Research Growth
  Portfolio(9)                 0.69%      --      0.15%       0.84%       0.00%          0.84%
PPI Scudder International
  Growth Portfolio(9)          0.80%      --      0.20%       1.00%       0.00%          1.00%
Prudential Jennison
  Portfolio                    0.60%    0.25%     0.19%       1.04%         --           1.04%
SP Jennison International
  Growth Portfolio(10)         0.85%    0.25%     0.60%       1.70%       0.06%          1.64%

FOOTNOTES TO THE "FUND EXPENSE TABLE"

(1) Certain of the fund advisers reimburse the Company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements generally are separate from the expenses shown above and do not affect, directly or indirectly, the expenses paid by investors. For the AIM Funds, the reimbursements may be paid out of fund assets in an amount up to 0.25% annually. Any such reimbursements paid from the AIM Funds' assets are included in the "Other Expenses" column.
(2) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to maintain a certain expense ratio. Actual expenses for these funds for the period ended December 31, 2000 were at or below contractual limits.
(3) The investment adviser is contractually obligated through December 31, 2001 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the fund's total fund annual expenses do not exceed the percentage reflected under "Net Fund Annual Expenses After Waivers or Reductions."
(4) The investment manager has agreed to waive its fees and reimburse the Quasar Variable Portfolio to limit total expenses to 0.95% of daily net assets until at least May 1, 2002.
(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(6) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of any expense offset arrangements.
(7) The series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The "Other Expenses" shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, Net Fund Annual Expenses After Waivers or Reductions would be lower and would equal 0.89% for the series.
(8) Because Class S shares are new for each Portfolio, the Other Expenses are estimated based on Class R expenses of the Portfolio. Other Expenses include a Service Fee of 0.25% for each Portfolio. ING Pilgrim Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments, LLC within three years. The expense limit for each Portfolio is shown as "Net Fund Annual Expenses After Waivers or Reductions" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2001.
(9) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2002, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above.
(10) Because this is the first year of operation for all "SP" Portfolios, other expenses are estimated based on management's projection of non-advisory fee expenses. Each "SP" Portfolio has expense reimbursements in effect. These expense reimbursements are voluntary and may be terminated at any time.
[(11) The distributor of the portfolios uses the distribution fee to pay insurance companies whose separate accounts purchase Class I shares for distribution-related services that the insurance companies provide with respect to the Class I shares. During the fiscal year ended December 31, 2000, Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management Inc.) voluntarily waived a portion of the fund's 12b-1 fees. Such waivers will not be in effect for the fiscal year ending December 31, 2001. After applying the voluntary waiver, total fund annual expenses for the fiscal year ended December 31, 2000 were 1.33% for Mitchell Hutchins Growth and Income Portfolio; 2.44% for Mitchell Hutchins Small Cap Portfolio; and 0.94% for Mitchell Hutchins Tactical Allocation Portfolio.]

3. The following Hypothetical Examples replace the Hypothetical Examples located on pages 12 through 15 of the prospectus:

FOR CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK
HYPOTHETICAL EXAMPLE: IF YOU DO NOT ELECT THE PREMIUM BONUS OPTION

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum contract charges, except the premium bonus option charge (i.e., a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.023%)). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

 -- These examples are purely hypothetical.           EXAMPLE A                             EXAMPLE B
 -- They should not be considered a representation    If you withdraw your entire           If at the end of the periods shown
    of past or future expenses or expected            account value at the end of the       you (1) leave your entire account
    returns.                                          periods shown, you would pay the      value invested or (2) select an
 -- Actual expenses and/or returns may be more or     following expenses, including any     income phase payment option, you
    less than those shown in these examples.          applicable early withdrawal           would pay the following expenses
                                                      charge:*                              (no early withdrawal charge is
                                                                                            reflected):**

                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                      ------  -------  -------  --------    ------  -------  -------  --------
Aetna Balanced VP, Inc.                                $ 83    $117     $144      $234       $20     $ 63     $108      $234
Aetna Bond VP                                          $ 82    $114     $139      $225       $20     $ 60     $104      $225
Aetna Growth VP                                        $ 84    $120     $149      $245       $22     $ 66     $114      $245
Aetna Growth and Income VP                             $ 83    $116     $143      $233       $20     $ 63     $108      $233
Aetna Index Plus Large Cap VP                          $ 82    $112     $136      $218       $19     $ 59     $101      $218
Aetna International VP                                 $ 91    $139     $182      $309       $28     $ 86     $146      $309
Aetna Money Market VP                                  $ 81    $109     $131      $208       $18     $ 56     $ 96      $208
Aetna Small Company VP                                 $ 86    $125     $158      $263       $23     $ 72     $123      $263
Aetna Technology VP                                    $ 89    $135     $175      $296       $27     $ 82     $139      $296
AIM V.I. Capital Appreciation Fund                     $ 86    $124     $156      $258       $23     $ 70     $120      $258
AIM V.I. Government Securities Fund                    $ 87    $128     $163      $273       $24     $ 75     $128      $273
AIM V.I. Growth Fund                                   $ 86    $124     $156      $259       $23     $ 70     $121      $259
AIM V.I. Growth and Income Fund                        $ 86    $124     $157      $260       $23     $ 71     $121      $260
AIM V.I. Value Fund                                    $ 86    $124     $157      $260       $23     $ 71     $121      $260
Alliance Growth and Income Portfolio                   $ 84    $120     $149      $244       $21     $ 66     $114      $244
Alliance Premier Growth Portfolio                      $ 88    $130     $167      $280       $25     $ 77     $131      $280
Alliance Quasar Portfolio                              $ 89    $133     $172      $290       $26     $ 80     $136      $290
Fidelity VIP Equity-Income Portfolio                   $ 83    $116     $142      $231       $20     $ 62     $107      $231
Fidelity VIP Growth Portfolio                          $ 84    $118     $147      $240       $21     $ 65     $112      $240
Fidelity VIP High Income Portfolio                     $ 84    $119     $148      $243       $21     $ 66     $113      $243
Fidelity VIP II Contrafund-Registered Trademark-
  Portfolio                                            $ 84    $119     $147      $241       $21     $ 65     $112      $241
Janus Aspen Aggressive Growth Portfolio                $ 84    $119     $147      $241       $21     $ 65     $112      $241
Janus Aspen Balanced Portfolio                         $ 84    $119     $147      $241       $21     $ 65     $112      $241
Janus Aspen Growth Portfolio                           $ 84    $119     $148      $242       $21     $ 66     $113      $242
Janus Aspen Worldwide Growth Portfolio                 $ 84    $120     $149      $244       $21     $ 66     $114      $244
MFS-Registered Trademark- Total Return Series          $ 86    $126     $160      $266       $24     $ 73     $124      $266
[Mitchell Hutchins Growth and Income Portfolio         $ 91    $140     $183      $312       $28     $ 87     $148      $312]
[Mitchell Hutchins Small Cap Portfolio                 $102    $172     $235      $411       $39     $118     $200      $411]
[Mitchell Hutchins Tactical Allocation Portfolio       $ 87    $128     $164      $274       $24     $ 75     $128      $274]
Oppenheimer Aggressive Growth Fund/VA                  $ 84    $118     $146      $239       $21     $ 65     $111      $239
Oppenheimer Main Street Growth & Income Fund/VA        $ 85    $121     $151      $249       $22     $ 67     $116      $249
Oppenheimer Strategic Bond Fund/VA                     $ 85    $123     $154      $255       $22     $ 69     $119      $255
Pilgrim VP Growth Opportunities Portfolio              $102    $172     $234      $409       $39     $118     $199      $409
Pilgrim VP MagnaCap Portfolio                          $157    $323     $464      $765       $94     $268     $427      $765
Pilgrim VP MidCap Opportunities Portfolio              $137    $269     $386      $659       $73     $215     $350      $659
Pilgrim VP SmallCap Opportunities Portfolio            $ 90    $136     $176      $299       $27     $ 82     $141      $299
PPI MFS Capital Opportunities Portfolio                $ 86    $126     $160      $266       $24     $ 73     $124      $266
PPI MFS Emerging Equities Portfolio                    $ 85    $123     $154      $255       $22     $ 69     $119      $255
PPI MFS Research Growth Portfolio                      $ 86    $124     $157      $260       $23     $ 71     $121      $260
PPI Scudder International Growth Portfolio             $ 87    $129     $165      $276       $25     $ 76     $129      $276
Prudential Jennison Portfolio                          $ 88    $130     $167      $280       $25     $ 77     $131      $280
SP Jennison International Growth Portfolio             $ 94    $150     $199      $343       $32     $ 96     $164      $343

--------------------------

* This example reflects deduction of an early withdrawal charge using the early withdrawal charge schedule that applies to all contracts, including Roth IRA contracts issued after September 19, 2000.
** This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

FOR CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK
HYPOTHETICAL EXAMPLE: IF YOU ELECT THE PREMIUM BONUS OPTION

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum contract charges (i.e., a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15%, an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.023%) and the premium bonus option charge of 0.50% during the first seven account years). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

 -- These examples are purely hypothetical.           EXAMPLE A                             EXAMPLE B
 -- They should not be considered a representation    If you withdraw your entire           If at the end of the periods shown
    of past or future expenses or expected            account value at the end of the       you (1) leave your entire account
    returns.                                          periods shown, you would pay the      value invested or (2) select an
 -- Actual expenses and/or returns may be more or     following expenses, including any     income phase payment option, you
    less than those shown in these examples.          applicable early withdrawal           would pay the following expenses
                                                      charge:*                              (no early withdrawal charge is
                                                                                            reflected):**

                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                      ------  -------  -------  --------    ------  -------  -------  --------
Aetna Balanced VP, Inc.                                $ 88    $132     $169      $267       $25     $ 78     $134      $267
Aetna Bond VP                                          $ 87    $129     $165      $258       $25     $ 76     $129      $258
Aetna Growth VP                                        $ 89    $135     $175      $278       $27     $ 82     $139      $278
Aetna Growth and Income VP                             $ 88    $131     $169      $266       $25     $ 78     $133      $266
Aetna Index Plus Large Cap VP                          $ 87    $127     $162      $252       $24     $ 74     $126      $252
Aetna International VP                                 $ 96    $154     $206      $339       $33     $100     $170      $339
Aetna Money Market VP                                  $ 86    $124     $157      $241       $23     $ 71     $121      $241
Aetna Small Company VP                                 $ 91    $140     $183      $295       $28     $ 87     $148      $295
Aetna Technology VP                                    $ 94    $150     $199      $326       $32     $ 96     $164      $326
AIM V.I. Capital Appreciation Fund                     $ 91    $139     $181      $290       $28     $ 85     $145      $290
AIM V.I. Government Securities Fund                    $ 92    $143     $188      $304       $29     $ 90     $152      $304
AIM V.I. Growth Fund                                   $ 91    $139     $181      $291       $28     $ 85     $146      $291
AIM V.I. Growth and Income Fund                        $ 91    $139     $182      $292       $28     $ 86     $146      $292
AIM V.I. Value Fund                                    $ 91    $139     $182      $292       $28     $ 86     $146      $292
Alliance Growth and Income Portfolio                   $ 89    $135     $174      $277       $26     $ 81     $139      $277
Alliance Premier Growth Portfolio                      $ 93    $145     $191      $311       $30     $ 92     $156      $311
Alliance Quasar Portfolio                              $ 94    $148     $196      $321       $31     $ 95     $161      $321
Fidelity VIP Equity-Income Portfolio                   $ 88    $131     $168      $264       $25     $ 77     $132      $264
Fidelity VIP Growth Portfolio                          $ 89    $134     $172      $273       $26     $ 80     $137      $273
Fidelity VIP High Income Portfolio                     $ 89    $134     $174      $276       $26     $ 81     $138      $276
Fidelity VIP II Contrafund-Registered Trademark-
  Portfolio                                            $ 89    $134     $173      $274       $26     $ 80     $137      $274
Janus Aspen Aggressive Growth Portfolio                $ 89    $134     $173      $274       $26     $ 80     $137      $274
Janus Aspen Balanced Portfolio                         $ 89    $134     $173      $274       $26     $ 80     $137      $274
Janus Aspen Growth Portfolio                           $ 89    $134     $173      $275       $26     $ 81     $138      $275
Janus Aspen Worldwide Growth Portfolio                 $ 89    $135     $174      $277       $26     $ 81     $139      $277
MFS-Registered Trademark- Total Return Series          $ 91    $141     $185      $298       $29     $ 87     $149      $298
[Mitchell Hutchins Growth and Income Portfolio         $ 96    $155     $207      $342       $33     $101     $172      $342]
[Mitchell Hutchins Small Cap Portfolio                 $107    $187     $258      $437       $44     $133     $223      $437]
[Mitchell Hutchins Tactical Allocation Portfolio       $ 92    $143     $189      $305       $29     $ 90     $153      $305]
Oppenheimer Aggressive Growth Fund/VA                  $ 89    $133     $172      $272       $26     $ 80     $136      $272
Oppenheimer Main Street Growth & Income Fund/VA        $ 90    $136     $176      $281       $27     $ 82     $141      $281
Oppenheimer Strategic Bond Fund/VA                     $ 90    $138     $179      $287       $27     $ 84     $144      $287
Pilgrim VP Growth Opportunities Portfolio              $107    $186     $258      $436       $44     $132     $222      $436
Pilgrim VP MagnaCap Portfolio                          $162    $335     $480      $777       $98     $280     $444      $777
Pilgrim VP MidCap Opportunities Portfolio              $141    $282     $405      $676       $78     $228     $369      $676
Pilgrim VP SmallCap Opportunities Portfolio            $ 95    $151     $201      $329       $32     $ 97     $165      $329
PPI MFS Capital Opportunities Portfolio                $ 91    $141     $185      $298       $29     $ 87     $149      $298
PPI MFS Emerging Equities Portfolio                    $ 90    $138     $179      $287       $27     $ 84     $144      $287
PPI MFS Research Growth Portfolio                      $ 91    $139     $182      $292       $28     $ 86     $146      $292
PPI Scudder International Growth Portfolio             $ 92    $144     $189      $307       $30     $ 90     $154      $307
Prudential Jennison Portfolio                          $ 93    $145     $191      $311       $30     $ 92     $156      $311
SP Jennison International Growth Portfolio             $ 99    $165     $223      $372       $36     $111     $187      $372

--------------------------

* This example reflects deduction of an early withdrawal charge using the early withdrawal charge schedule that applies to all contracts, including Roth IRA contracts issued after September 19, 2000. This example does not reflect the amount of any premium bonus forfeited because of an early withdrawal during the first seven account years.
** This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK
HYPOTHETICAL EXAMPLE: IF YOU DO NOT ELECT THE PREMIUM BONUS OPTION

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum contract charges, except the premium bonus option charge (i.e., a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% and an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.023%)). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

 -- These examples are purely hypothetical.           EXAMPLE A                             EXAMPLE B
 -- They should not be considered a representation    If you withdraw your entire           If at the end of the periods shown
    of past or future expenses or expected            account value at the end of the       you (1) leave your entire account
    returns.                                          periods shown, you would pay the      value invested or (2) select an
 -- Actual expenses and/or returns may be more or     following expenses, including any     income phase payment option, you
    less than those shown in these examples.          applicable early withdrawal           would pay the following expenses
                                                      charge:                               (no early withdrawal charge is
                                                                                            reflected):*

                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                      ------  -------  -------  --------    ------  -------  -------  --------
Aetna Balanced VP, Inc.                                $ 74    $ 99     $126      $234       $20     $ 63     $108      $234
Aetna Bond VP                                          $ 73    $ 96     $122      $225       $20     $ 60     $104      $225
Aetna Growth VP                                        $ 75    $102     $132      $245       $22     $ 66     $114      $245
Aetna Growth and Income VP                             $ 74    $ 98     $126      $233       $20     $ 63     $108      $233
Aetna Index Plus Large Cap VP                          $ 73    $ 94     $118      $218       $19     $ 59     $101      $218
Aetna International VP                                 $ 82    $121     $164      $309       $28     $ 86     $146      $309
Aetna Money Market VP                                  $ 72    $ 91     $113      $208       $18     $ 56     $ 96      $208
Aetna Small Company VP                                 $ 77    $107     $140      $263       $23     $ 72     $123      $263
Aetna Technology VP                                    $ 80    $117     $157      $296       $27     $ 82     $139      $296
AIM V.I. Capital Appreciation Fund                     $ 77    $106     $138      $258       $23     $ 70     $120      $258
AIM V.I. Government Securities Fund                    $ 78    $110     $145      $273       $24     $ 75     $128      $273
AIM V.I. Growth Fund                                   $ 77    $106     $138      $259       $23     $ 70     $121      $259
AIM V.I. Growth and Income Fund                        $ 77    $106     $139      $260       $23     $ 71     $121      $260
AIM V.I. Value Fund                                    $ 77    $106     $139      $260       $23     $ 71     $121      $260
Alliance Growth and Income Portfolio                   $ 75    $102     $131      $244       $21     $ 66     $114      $244
Alliance Premier Growth Portfolio                      $ 79    $112     $149      $280       $25     $ 77     $131      $280
Alliance Quasar Portfolio                              $ 80    $115     $154      $290       $26     $ 80     $136      $290
Fidelity VIP Equity-Income Portfolio                   $ 74    $ 98     $125      $231       $20     $ 62     $107      $231
Fidelity VIP Growth Portfolio                          $ 75    $101     $129      $240       $21     $ 65     $112      $240
Fidelity VIP High Income Portfolio                     $ 75    $102     $131      $243       $21     $ 66     $113      $243
Fidelity VIP II Contrafund-Registered Trademark-
  Portfolio                                            $ 75    $101     $130      $241       $21     $ 65     $112      $241
Janus Aspen Aggressive Growth Portfolio                $ 75    $101     $130      $241       $21     $ 65     $112      $241
Janus Aspen Balanced Portfolio                         $ 75    $101     $130      $241       $21     $ 65     $112      $241
Janus Aspen Growth Portfolio                           $ 75    $101     $130      $242       $21     $ 66     $113      $242
Janus Aspen Worldwide Growth Portfolio                 $ 75    $102     $131      $244       $21     $ 66     $114      $244
MFS-Registered Trademark- Total Return Series          $ 77    $108     $142      $266       $24     $ 73     $124      $266
[Mitchell Hutchins Growth and Income Portfolio         $ 82    $122     $165      $312       $28     $ 87     $148      $312]
[Mitchell Hutchins Small Cap Portfolio                 $ 93    $154     $218      $411       $39     $118     $200      $411]
[Mitchell Hutchins Tactical Allocation Portfolio       $ 78    $111     $146      $274       $24     $ 75     $128      $274]
Oppenheimer Aggressive Growth Fund/VA                  $ 75    $100     $129      $239       $21     $ 65     $111      $239
Oppenheimer Main Street Growth & Income Fund/VA        $ 76    $103     $133      $249       $22     $ 67     $116      $249
Oppenheimer Strategic Bond Fund/VA                     $ 76    $105     $136      $255       $22     $ 69     $119      $255
Pilgrim VP Growth Opportunities Portfolio              $ 93    $154     $217      $409       $39     $118     $199      $409
Pilgrim VP MagnaCap Portfolio                          $148    $305     $445      $765       $94     $268     $427      $765
Pilgrim VP MidCap Opportunities Portfolio              $128    $251     $368      $659       $73     $215     $350      $659
Pilgrim VP SmallCap Opportunities Portfolio            $ 81    $118     $158      $299       $27     $ 82     $141      $299
PPI MFS Capital Opportunities Portfolio                $ 77    $108     $142      $266       $24     $ 73     $124      $266
PPI MFS Emerging Equities Portfolio                    $ 76    $105     $136      $255       $22     $ 69     $119      $255
PPI MFS Research Growth Portfolio                      $ 77    $106     $139      $260       $23     $ 71     $121      $260
PPI Scudder International Growth Portfolio             $ 78    $111     $147      $276       $25     $ 76     $129      $276
Prudential Jennison Portfolio                          $ 79    $112     $149      $280       $25     $ 77     $131      $280
SP Jennison International Growth Portfolio             $ 85    $132     $181      $343       $32     $ 96     $164      $343

--------------------------

* This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK
HYPOTHETICAL EXAMPLE: IF YOU ELECT THE PREMIUM BONUS OPTION

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses and the maximum contract charges (i.e., a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15%, an annual maintenance fee of $30 (converted to a percentage of assets equal to 0.023%) and the premium bonus option charge of 0.50% during the first seven account years). The total annual fund expenses used are those shown in the column "Total Fund Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

 -- These examples are purely hypothetical.           EXAMPLE A                             EXAMPLE B
 -- They should not be considered a representation    If you withdraw your entire           If at the end of the periods shown
    of past or future expenses or expected            account value at the end of the       you (1) leave your entire account
    returns.                                          periods shown, you would pay the      value invested or (2) select an
 -- Actual expenses and/or returns may be more or     following expenses, including any     income phase payment option, you
    less than those shown in these examples.          applicable early withdrawal           would pay the following expenses
                                                      charge:*                              (no early withdrawal charge is
                                                                                            reflected):**

                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                      ------  -------  -------  --------    ------  -------  -------  --------
Aetna Balanced VP, Inc.                                $ 79    $114     $151      $267       $25     $ 78     $134      $267
Aetna Bond VP                                          $ 78    $111     $147      $258       $25     $ 76     $129      $258
Aetna Growth VP                                        $ 80    $117     $157      $278       $27     $ 82     $139      $278
Aetna Growth and Income VP                             $ 79    $114     $151      $266       $25     $ 78     $133      $266
Aetna Index Plus Large Cap VP                          $ 78    $109     $144      $252       $24     $ 74     $126      $252
Aetna International VP                                 $ 87    $136     $188      $339       $33     $100     $170      $339
Aetna Money Market VP                                  $ 77    $106     $139      $241       $23     $ 71     $121      $241
Aetna Small Company VP                                 $ 82    $122     $165      $295       $28     $ 87     $148      $295
Aetna Technology VP                                    $ 85    $132     $181      $326       $32     $ 96     $164      $326
AIM V.I. Capital Appreciation Fund                     $ 82    $121     $163      $290       $28     $ 85     $145      $290
AIM V.I. Government Securities Fund                    $ 83    $125     $170      $304       $29     $ 90     $152      $304
AIM V.I. Growth Fund                                   $ 82    $121     $163      $291       $28     $ 85     $146      $291
AIM V.I. Growth and Income Fund                        $ 82    $121     $164      $292       $28     $ 86     $146      $292
AIM V.I. Value Fund                                    $ 82    $121     $164      $292       $28     $ 86     $146      $292
Alliance Growth and Income Portfolio                   $ 80    $117     $156      $277       $26     $ 81     $139      $277
Alliance Premier Growth Portfolio                      $ 84    $127     $174      $311       $30     $ 92     $156      $311
Alliance Quasar Portfolio                              $ 85    $130     $179      $321       $31     $ 95     $161      $321
Fidelity VIP Equity-Income Portfolio                   $ 79    $113     $150      $264       $25     $ 77     $132      $264
Fidelity VIP Growth Portfolio                          $ 80    $116     $154      $273       $26     $ 80     $137      $273
Fidelity VIP High Income Portfolio                     $ 80    $117     $156      $276       $26     $ 81     $138      $276
Fidelity VIP II Contrafund-Registered Trademark-
  Portfolio                                            $ 80    $116     $155      $274       $26     $ 80     $137      $274
Janus Aspen Aggressive Growth Portfolio                $ 80    $116     $155      $274       $26     $ 80     $137      $274
Janus Aspen Balanced Portfolio                         $ 80    $116     $155      $274       $26     $ 80     $137      $274
Janus Aspen Growth Portfolio                           $ 80    $116     $155      $275       $26     $ 81     $138      $275
Janus Aspen Worldwide Growth Portfolio                 $ 80    $117     $156      $277       $26     $ 81     $139      $277
MFS-Registered Trademark- Total Return Series          $ 82    $123     $167      $298       $29     $ 87     $149      $298
[Mitchell Hutchins Growth and Income Portfolio         $ 87    $137     $190      $342       $33     $101     $172      $342]
[Mitchell Hutchins Small Cap Portfolio                 $ 98    $169     $240      $437       $44     $133     $223      $437]
[Mitchell Hutchins Tactical Allocation Portfolio       $ 83    $126     $171      $305       $29     $ 90     $153      $305]
Oppenheimer Aggressive Growth Fund/VA                  $ 80    $115     $154      $272       $26     $ 80     $136      $272
Oppenheimer Main Street Growth & Income Fund/VA        $ 81    $118     $158      $281       $27     $ 82     $141      $281
Oppenheimer Strategic Bond Fund/VA                     $ 81    $120     $161      $287       $27     $ 84     $144      $287
Pilgrim VP Growth Opportunities Portfolio              $ 98    $168     $240      $436       $44     $132     $222      $436
Pilgrim VP MagnaCap Portfolio                          $152    $316     $462      $777       $98     $280     $444      $777
Pilgrim VP MidCap Opportunities Portfolio              $132    $264     $387      $676       $78     $228     $369      $676
Pilgrim VP SmallCap Opportunities Portfolio            $ 86    $133     $183      $329       $32     $ 97     $165      $329
PPI MFS Capital Opportunities Portfolio                $ 82    $123     $167      $298       $29     $ 87     $149      $298
PPI MFS Emerging Equities Portfolio                    $ 81    $120     $161      $287       $27     $ 84     $144      $287
PPI MFS Research Growth Portfolio                      $ 82    $121     $164      $292       $28     $ 86     $146      $292
PPI Scudder International Growth Portfolio             $ 83    $126     $172      $307       $30     $ 90     $154      $307
Prudential Jennison Portfolio                          $ 84    $127     $174      $311       $30     $ 92     $156      $311
SP Jennison International Growth Portfolio             $ 90    $147     $205      $372       $36     $111     $187      $372

--------------------------

* This example does not reflect the amount of any premium bonus forfeited because of an early withdrawal during the first seven account years.
** This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

[4. The following information replaces the descriptions of the Mitchell Hutchins Series Trust Growth and Income, Small Cap and Tactical Allocation Portfolios in Appendix IV -- Description of Underlying Funds:

MITCHELL HUTCHINS SERIES TRUST GROWTH AND INCOME PORTFOLIO (CLASS I SHARES)

INVESTMENT OBJECTIVE
Seeks current income and capital growth.

POLICIES
Invests primarily in dividend-paying common stocks of large, well-established "blue-chip" companies. When the economic outlook is unfavorable for common stocks, may invest in other types of securities, such as bonds, convertible bonds, preferred stocks and convertible preferred stocks. The fund's manager, Brinson Advisors, Inc. has appointed Alliance Capital Management L.P. (Alliance Capital) to serve as subadviser for the fund's investments. In deciding which equity securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. In deciding which fixed income securities to buy and sell for the fund, Alliance Capital will generally consider, among other things, the strength of certain sectors of the fixed income market relative to others, interest rates and other general market conditions, as well as the credit quality and financial condition of individual issuers and, where applicable, the protection afforded by the terms of the particular obligations.

PRINCIPAL RISKS
Principal risks presented by the fund are equity risk and foreign investing risk. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock. Foreign investing risk refers to the risk that the value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

INVESTMENT ADVISER:  Brinson Advisors, Inc.
SUBADVISER:  Alliance Capital Management L.P.

MITCHELL HUTCHINS SERIES TRUST SMALL CAP PORTFOLIO (CLASS I SHARES) EFFECTIVE SEPTEMBER 15, 2000 THIS FUND IS CLOSED TO NEW INVESTORS AND TO NEW INVESTMENTS FROM EXISTING INVESTORS.

INVESTMENT OBJECTIVE
Seeks long-term capital appreciation.

POLICIES
Invests primarily in stocks of small capitalization ("small cap") companies that the subadviser believes offers the possibility of above-average earnings growth. May invest in both well-known and established companies and in new and unseasoned companies. The fund considers companies with market capitalizations of up to $1.5 billion to be small cap. May also invest in special situations. Special situations occur when the securities of a company are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole. The fund may also invest in non-convertible bonds and preferred stocks. Some investments may be in U.S. dollar denominated securities of foreign issuers. The fund may (but is not required to) use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks. The fund's manager, Brinson Advisors, Inc. has appointed Alliance Capital Management L.P. (Alliance Capital) to serve as subadviser for the fund's investments. In deciding which securities to buy and sell for the fund, Alliance Capital will generally consider the relevant economic and political outlook, the values of the specific securities relative to other investments, trends in the determinants of corporate profits, and management capability and practices.

PRINCIPAL RISKS
Principal risks presented by the fund are: equity risk, limited capitalization risk, foreign investing risk, and derivatives risk. Equity risk refers to the risk that stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock. Limited capitalization risk refers to equity risk being greater for the common stocks of small cap companies because they generally are more vulnerable than large or mid cap companies to adverse business or economic developments and they may have more limited resources. Foreign investing risk refers to the risk that the value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. Derivatives risk refers to the risk that the fund's investments in derivatives may rise or fall more rapidly than other investments.

INVESTMENT ADVISER:  Brinson Advisors, Inc.
SUBADVISER:  Alliance Capital Management L.P.

MITCHELL HUTCHINS SERIES TRUST TACTICAL ALLOCATION PORTFOLIO (CLASS I SHARES)

INVESTMENT OBJECTIVE
Seeks total return, consisting of long-term capital appreciation and current income.

POLICIES
Allocates its assets between a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index and a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days. The investment adviser reallocates assets in accordance with the recommendations of its own Tactical Allocation Model on the first business day of each month. The Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%. If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the fund's assets. The Model uses a bond risk premium determination to decide whether to recommend five-year U.S. Treasury notes or 30-day U.S. Treasury bills. When the Model recommends a fixed income allocation of more than 50%, the fund must invest in other high quality bonds or money market instruments to the extent needed to limit the fund's investments in U.S. Treasury obligations to no more than 55% of its assets. This limit is imposed by Internal Revenue Code diversification requirements for segregated asset accounts used to fund variable annuity or variable life contracts. The fund may (but is not required to) use derivatives to adjust its exposure to different asset classes or to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes. These instruments may also be used to reduce the risk of adverse price movements while investing cash received when investors buy fund shares, to facilitate trading and to reduce transaction costs.

PRINCIPAL RISKS
Principals risks presented by the fund are: asset allocation risk, equity risk, index tracking risk, interest rate risk, derivatives risk, and foreign investing risk. Asset allocation risk refers to the risk that the Tactical Allocation Model may not correctly predict the appropriate time to shift the fund's assets from one asset class to another. Equity risk refers to the risk that stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock. Index tracking risk refers to the risk that the performance of the fund's stock investments generally will not be identical to that of the S&P 500 Index because of the fees and expenses borne by the fund and investor purchases and sales of fund shares, which can occur daily. Interest rate risk refers to the risk that the value of the fund's bond investments generally will fall when interest rates rise. Derivatives risk refers to the risk that the fund's investments in derivatives may rise or fall more rapidly than other investments. The S&P 500 Index includes some U.S. dollar denominated foreign securities. Foreign investing risk refers to the risk that the value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

INVESTMENT ADVISER:  Brinson Advisors, Inc.]

X.56297-01                                                              May 2001

                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

            SUPPLEMENT DATED JUNE 1, 2001 TO MAY 1, 2001 PROSPECTUS

GENERAL DESCRIPTION OF GET N
Series N of the Aetna GET Fund (GET N) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET N. Aeltus Investment Management, Inc. serves as investment adviser to GET N.

We will offer GET N shares only during its offering period, which is scheduled to run from June 14, 2001 through the close of business on September 12, 2001. GET N may not be available under your contract, your plan or in your state. Please read the GET N prospectus for a more complete description of GET N, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET N
GET N seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.

GET N's guarantee period runs from September 13, 2001 through September 15, 2006. During the offering period, all GET N assets will be invested in short-term instruments and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE
The guarantee period for GET N will end on September 15, 2006, which is GET N's maturity date. The Company guarantees that the value of an accumulation unit of the GET N subaccount under the contract on the maturity date (as valued after the close of business on September 15, 2006) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET N subaccount to make up the difference. This means that if you remain invested in GET N until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET N as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET N subaccount. The value of dividends and distributions made by GET N throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET N investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET N before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE
Before the maturity date, we will send a notice to each contract holder who has amounts in GET N. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET N amounts. If you do not make a choice, on the maturity date we will transfer your GET N amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET N amounts to the fund or funds designated by the Company.

X.GETN56297-01                                                         June 2001

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT
In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET N Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET N investment option:

GET N GUARANTEE CHARGE (deducted daily during the
Guarantee Period).................................  0.50%
MAXIMUM TOTAL SEPARATE ACCOUNT EXPENSES (including
the optional 0.50%
  Premium Bonus Option Charge(1)..................  2.40%(2)

The following information supplements the "Fund Expense Table" contained in the prospectus:

AETNA GET FUND SERIES N ANNUAL EXPENSES
(As a percentage of the average net assets.)

                                                                                   TOTAL
                                                                                    FUND
                                                                                   ANNUAL
                                                                                  EXPENSES
                                     INVESTMENT                                    (AFTER
                                      ADVISORY               OTHER                EXPENSE
                                      FEES(3)             EXPENSES(4)        REIMBURSEMENT)(5)
                                --------------------  --------------------  --------------------
Aetna GET Fund Series N                0.60%                 0.15%                 0.75%

For more information regarding expenses paid out of assets of the fund, see the GET N prospectus.

------------------------

(1) If you elect the premium bonus option, the premium bonus option charge is assessed during the first seven account years. After the seventh account year, or if you do not elect the premium bonus option, the maximum total separate account expenses you would pay is 1.90%.
(2) The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.
(3) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.
(4) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET N and any additional direct fund expenses.
(5) The investment adviser is contractually obligated through GET N's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET N's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET N's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:

HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES N

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET N investment option under the contract (until GET N's maturity date) and assume a 5% annual return on the investment.(6)

 -- These examples are purely hypothetical.              EXAMPLE A                               EXAMPLE B
 -- They should not be considered a representation       If you withdraw your entire             If at the end of the periods shown
    of past or future expenses or expected returns.      account value at the end of the         you (1) leave your entire account
 -- Actual expenses and/or returns may be more or        periods shown, you would pay the        value invested or (2) select an
    less than those shown in these examples.             following expenses, including any       income phase payment option, you
                                                         applicable early withdrawal             would pay the following expenses
                                                         charge:                                 (no early withdrawal charge is
                                                                                                 reflected):

                           1 YEAR  3 YEARS  5 YEARS  1 YEAR  3 YEARS  5 YEARS
                           ------  -------  -------  ------  -------  -------
Aetna GET Fund Series N      $95    $151     $202     $32      $98     $166

------------------------

(6) The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.15%, an annual GET N guarantee charge of 0.50%, an annual premium bonus charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to 0.023% and all charges and expenses of the GET N Fund. Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of year 3 and 4% at the end of year 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix III--Description of Underlying Funds" contained in the prospectus:

AETNA GET FUND (SERIES N)
INVESTMENT OBJECTIVE
Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from September 13, 2001 through September 15, 2006, the maturity date.

POLICIES
Prior to September 13, 2001, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS
The principal risks of investing in Series N are those generally attributable to stock and bond investing. The success of Series N's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series N invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series N assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series N would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series N assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series N's ability to participate as fully in upward equity market movements and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

INVESTMENT ADVISER:  Aeltus Investment Management, Inc.

X.GETN56297-01                                                         June 2001

                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                      SUPPLEMENT DATED MAY 11, 2001 TO THE
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001

     AETNA VARIABLE ANNUITY - GROUP AND INDIVIDUAL DEFERRED VARIABLE ANNUITY
                                    CONTRACTS


The information in this supplement updates and amends certain information contained in the Statement of Additional Information dated May 1, 2001 (SAI). You should read this supplement along with the Statement of Additional Information.

The following information is added to the SAI following the section entitled "Independent Auditors":

                          CHANGE IN INDEPENDENT AUDITORS

     Effective May 3, 2001 Ernst & Young LLP, 225 Asylum Street, Hartford, Connecticut 06103 are the independent auditors for the separate account and for the Company. Ernst & Young is expected to complete audits for the separate account and for the Company for the year ended December 31, 2001.

X.SAI56297-01                                                       May 2001

                           VARIABLE ANNUITY ACCOUNT B

                           PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
------------------------------------------
   (a) Financial Statements:
       (1)     Included in Part A:
               Condensed Financial Information
       (2)     Included in Part B:
               Financial Statements of Variable Annuity Account B:
               -   Statement of Assets and Liabilities as of December 31, 2000
               -   Statement of Operations for the year ended December 31, 2000
               - Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999
               -   Condensed Financial Information for the year ended
                   December 31, 2000
               -   Notes to Financial Statements
               -   Independent Auditors' Report
                   Financial Statements of Aetna Life Insurance and Annuity
                   Company:
               -   Independent Auditors' Report
               - Consolidated Statements of Income for the One Month Ended December 31, 2000, the Eleven Months Ended
                   November 30, 2000 and for the Years Ended December 31, 1999 and 1998
               -   Consolidated Balance Sheets as of December 31, 2000 and 1999
               - Consolidated Statements of Changes in Shareholder's Equity for the One Month Ended December 31, 2000, the Eleven
                   Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
               - Consolidated Statements of Cash Flows for the One Month Ended December 31, 2000, the Eleven Months Ended
                   November 30, 2000 and for the Years Ended December 31, 1999 and 1998
               -   Notes to Consolidated Financial Statements

(b)  Exhibits

     (1)       Resolution of the Board of Directors of Aetna Life Insurance and
               Annuity Company establishing Variable Annuity Account B(1)
     (2)       Not applicable
     (3.1)     Broker-Dealer Agreement(2)
     (3.2)     Alternative Form of Wholesaling Agreement and Related Selling
               Agreement(3)
     (3.3)     Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
               Insurance and Annuity Company and Aetna Investment Services,
               Inc. (AISI) and Letter of Assignment to AISI(4)
     (3.4)     Underwriting Agreement dated November 17, 2000 between Aetna
               Life Insurance and Annuity Company and Aetna Investment
               Services, LLC(4)
     (4.1)     Variable Annuity Contract (GM-VA-98)(2)
     (4.2)     Variable Annuity Contract Certificate (GMC-VA-98)(2)

     (4.3)     Variable Annuity Contract (GM-VA-98(NY))(5)
     (4.4)     Variable Annuity Contract Certificate (GMC-VA-98(NY))(5)
     (4.5)     Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98 and
               Variable Annuity Contract Certificate GMC-VA-98(6)
     (4.6)     Endorsement (EGET-99) to Variable Annuity Contract GM-VA-98 and
               Variable Annuity Contract Certificate GMC-VA-98(7)
     (4.7)     Endorsement (EVA-PB-00) to Variable Annuity Contract GM-VA-98 and
               Variable Annuity Contract Certificate GMC-VA-98(8)
     (4.8)     Endorsement (EVA-PB-00 (NY)) to Variable Annuity Contract
               GM-VA-98(NY) and Variable Annuity Contract Certificate
               GMC-VA-98(NY)(9)
     (5)       Variable Annuity Contract Application (9.5.89-6(9/98))(10)
     (6.1)     Certificate of Incorporation of Aetna Life Insurance and Annuity
               Company(11)
     (6.2)     Amendment of Certificate of Incorporation of Aetna Life Insurance
               and Annuity Company(12)
     (6.3)     By-Laws as amended September 17, 1997 of Aetna Life Insurance and
               Annuity Company(13)
     (7)       Not applicable
     (8.1)     Fund Participation Agreement by and among AIM Variable Insurance
               Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company dated June 30, 1998(10)
     (8.2)     Amendment No. 1 dated October 1, 2000 to Participation Agreement by and among AIM Variable Insurance Funds (formerly AIM Variable
               Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life
               Insurance and Annuity Company dated June 30, 1998(14)
     (8.3)     First Amendment dated November 17, 2000 to Participation
               Agreement by and among AIM Variable Insurance Funds (formerly AIM
               Variable Insurance Funds, Inc.), A I M Distributors, Inc. and
               Aetna Life Insurance and Annuity Company dated June 30, 1998(14)
     (8.4)     Service Agreement between Aetna Life Insurance and Annuity
               Company and AIM effective June 30, 1998(10)
     (8.5)     First Amendment dated October 1, 2000 to the Service Agreement between Aetna Life Insurance and Annuity Company and AIM
               Advisors, Inc. dated June 30, 1998(4)
     (8.6)     Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company and Alliance Capital dated March 1, 2000(15)
     (8.7)     Service Agreement between Aetna Life Insurance and Annuity
               Company and Alliance Capital dated March 1, 2000(15)
     (8.8)     Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
               Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
               GET Fund on behalf of each of its series, Aetna Generation
               Portfolios, Inc. on behalf of each of its series, Aetna Variable
               Portfolios, Inc. on behalf of each of its series, and Aeltus
               Investment Management, Inc. dated as of May 1, 1998(2)

     (8.9) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(16)
     (8.10) Second Amendment dated December 31, 1999 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity
               Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
               Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(17)
     (8.11) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity
               Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
               Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(18)

     (8.12) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and
               February 11, 2000(18)

     (8.13) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999,
               February 11, 2000 and May 1, 2000(14)

     (8.14) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)

     (8.15) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(16)

     (8.16) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 14, 1998(18)

     (8.17) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 14, 1998 and February 11, 2000(18)

     (8.18) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(12)

     (8.19) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(19)

     (8.20) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(20)

     (8.21) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)

     (8.22) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
               1996, May 1, 1997, November 6, 1997 and May 1, 1998(17)

     (8.23) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(12)

     (8.24) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(19)

     (8.25) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(21)

     (8.26) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
               January 20, 1998(2)

     (8.27) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
               1996, May 1, 1997, January 20, 1998 and May 1, 1998(17)

     (8.28) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(22)

     (8.29) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(19)

     (8.30) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(16)

     (8.31) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(23)

     (8.32) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(16)

     (8.33) Second Amendment dated December 1, 1999 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
               December 8, 1997 and amended on October 12, 1998(17)

     (8.34) Amendment dated as of August 1, 2000 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997, as amended on October 12, 1998 and December 1, 1999(24)

     (8.35) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(23)

     (8.36) First Amendment dated as of August 1, 2000 to Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(24)

     (8.37) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(24)

     (8.38) Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and
               November 28, 1997(2)

     (8.39) Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(10)

     (8.40) Fifth Amendment dated May 1, 1998 to Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(25)

     (8.41) Fifth Amendment dated July 1, 1999 to Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998(26)

     (8.42) Sixth Amendment dated November 17, 2000 to Fund Participation Agreement by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997, May 1, 1998 and
               July 1, 1999(4)

     (8.43) Fund Participation Agreement dated May 1, 1999 between Aetna Life Insurance and Annuity Company, Mitchell Hutchins Series Trust, and Mitchell Hutchins Asset Management, Inc.(26)

     (8.44) Service Agreement dated May 1, 1999 between Mitchell Hutchins Asset Management, Inc. and Aetna Life Insurance and Annuity Company(27)

     (8.45) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(28)

     (8.46) First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(17)

     (8.47) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(28)

     (9)       Opinion and Consent of Counsel
     (10)      Consent of Independent Auditors
     (11)      Not applicable
     (12)      Not applicable
     (13)      Schedule for Computation of Performance Data(8)
     (14.1)    Powers of Attorney(29)
     (14.2)    Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

5. Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 30, 2000.

6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on September 14, 1998.

7. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

8. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-56297), as filed on May 8, 2000.

9. Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 13, 2000.

10. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

11. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.

12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

13. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.

14. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 10, 2001.

15. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87305), as filed on April 26, 2000.

16. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

17. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

18. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

19. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

20. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

21. Incorporated by Reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

22. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.

23. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

24. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

25. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.

26. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.

27. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 25, 1999.

28. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

29. Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

ITEM 25.      DIRECTORS AND PRINCIPAL OFFICERS OF THE DEPOSITOR*
---------------------------------------------------------------

Name and Principal
Business Address                                    Positions and Offices with Depositor
----------------                                    ------------------------------------
Thomas J. McInerney**                               Director and President

Wayne R. Huneke***                                  Director and Chief Financial Officer

Robert C. Salipante****                             Director

P. Randall Lowery***                                Director

Mark A. Tullis***                                   Director

Deborah Koltenuk**                                  Vice President and Corporate Controller

Paula Cludray-Engelke****                           Secretary

Brian Murphy**                                      Vice President and Chief Compliance Officer

   * These individuals may also be directors and/or officers of other affiliates of the Company.

  ** The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

 *** The principal business address of these Directors and Officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

**** The principal business address of this Director and this Officer is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of March 31, 2001, there were 115,270 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

ITEM 28. INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation.
Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, AIS also acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Aetna Insurance Company of America (AICA) and for Variable Annuity Account I (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b)  The following are the directors and officers of the Principal
          Underwriter:

Name and Principal                     Positions and Offices with
Business Address                       Principal Underwriter
----------------                       ---------------------
Marie Augsberger*                      Director and President

Allan Baker*                           Director and Senior Vice President

Robert L. Francis**                    Director and Senior Vice President

Steven A. Haxton*                      Senior Vice President

Gary J. Hegedus*                       Senior Vice President

Deborah Koltenuk*                      Vice President, Treasurer and Chief Financial Officer

Therese Squillacote*                   Vice President and Chief Compliance Officer

John F. Todd*                          Corporate Secretary and Counsel (Chief Legal Officer)

Martin T. Conroy*                      Vice President and Assistant Treasurer

Reginald Bowen*                        Vice President

Christina Lareau*                      Vice President

Dwyatt McClain*                        Vice President

Terran Titus*                          Vice President

William T. Abramowicz                  Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**                   Vice President

Louis E. Bachetti                      Vice President
581 Main St., 4th Floor
Woodbridge, NJ  07095

Name and Principal                     Positions and Offices with
Business Address                       Principal Underwriter
----------------                       ---------------------
Ronald R. Barhorst                     Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert H. Barley***                    Vice President

Steven M. Bresler                      Vice President
6430 South Fiddler's Green Cir.,
Ste. 210
Englewood, CO  80111

David Brounley***                      Vice President

Daniel P. Charles                      Vice President
5 Penn Plaza, 11th Floor
New York, NY 10001-1879

Brian D. Comer*                        Vice President

Albert J. DiCristofaro, Jr.            Vice President
8911 Capitol of TX Hwy., Bldg. 2,
Ste. 2210
Austin, TX  78759

John B. Finigan                        Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian P. Harrington                    Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon****               Vice President

William S. Jasien****                  Vice President

Jess D. Kravitz**                      Vice President

George D. Lessner                      Vice President
1755 N. Collins Blvd., Ste. 350
Richardson, TX  75080

Katherine E. Lewis                     Vice President
2675 N. Mayfair Rd., Ste. 501
Milwaukee, WI  53226

Name and Principal                     Positions and Offices with
Business Address                       Principal Underwriter
----------------                       ---------------------
Susan J. Lewis                         Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

James F. Lille                         Vice President
159 Wolf Rd., 1st Floor
Albany, NY  12205

David J. Linney                        Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                       Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Joseph F. McClain*                     Vice President

Pamela Mulvey*                         Vice President

W. Michael Montgomery                  Vice President
5100 W. Lemon St., Ste. 213
Tampa, FL  33609

Scott T. Neeb**                        Vice President

Patrick F. O'Christie                  Vice President
The Pavilions, 1700 Lyons Rd.,
Ste. D
Dayton, OH  45458

Paulette Playce                        Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                     Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                     Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Name and Principal                     Positions and Offices with
Business Address                       Principal Underwriter
----------------                       ---------------------
Frank W. Snodgrass                     Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

S. Bradford Vaughan, Jr.               Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Mark Woolhiser                         Vice President
26957 Northwestern Hwy., Ste. 150
Southfield, MI  48034

David A. Kelsey*                       Assistant Vice President

   * The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156
  ** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588
 ***   The principal business address of these officers is 100 Corporate
       Pl., 3rd Floor, Rocky Hill, Connecticut 06067

**** The principal business address of these officers is 10740 Nall Ave., Ste. 120, Overland Park, Kansas 66211

     (c) Compensation from January 1, 2000 to December 31, 2000:

   (1)                       (2)                     (3)                  (4)                   (5)

Name of                  Net Underwriting           Compensation on
Principal                Discounts and              Redemption OR         Brokerage
Underwriter              Commissions                Annuitization         Commissions         Compensation*
-----------              -----------                -------------         -----------         -------------
Aetna Life Insurance                                 $1,638,784                                $85,764,442
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B. Of this amount, $7,212,372 is attributable to deductions for mortality and expense risk guarantees and contract charges for such contracts during December 2000.

         Compensation from January 1, 2000 to December 31, 2000:

   (1)                       (2)                     (3)                  (4)                   (5)

Name of                  Net Underwriting           Compensation on
Principal                Discounts and              Redemption OR         Brokerage
Underwriter              Commissions                Annuitization         Commissions         Compensation**
-----------              -----------                -------------         -----------         --------------
Aetna Investment                                                                                 $1,126,164
Services, LLC

** Reflects compensation paid to AIS attributable to regulatory and operating expenses associated with the distribution of all products issued by Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America during 2000. Of this amount, $15,443 is attributable to fees paid to AIS in connection with its activities as distributor and principal underwriter in December 2000 for all products issued by the Registrant for Variable Annuity Account B.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

ITEM 31. MANAGEMENT SERVICES

     Not applicable

ITEM 32. UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 235221, *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-56297) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 11th day of May, 2001.

                                     VARIABLE ANNUITY ACCOUNT B OF AETNA
                                     LIFE INSURANCE AND ANNUITY COMPANY
                                          (REGISTRANT)

                                By:  AETNA LIFE INSURANCE AND ANNUITY
                                     COMPANY
                                        (DEPOSITOR)

                                By:  Thomas J. McInerney*
                                    -----------------------------------------
                                     Thomas J. McInerney
                                     President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-56297) has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                            TITLE                                                     DATE
---------                            -----                                                     ----
Thomas J. McInerney*                 Director and President                           )
-----------------------------------  (principal executive officer)                    )
Thomas J. McInerney                                                                   )
                                                                                      )
Wayne R. Huneke*                     Director and Chief Financial Officer             )  May
-----------------------------------                                                   )  11, 2001
Wayne R. Huneke                                                                       )
                                                                                      )
Randy Lowery*                        Director                                         )
-----------------------------------                                                   )
Randy Lowery                                                                          )
                                                                                      )
Robert C. Salipante*                 Director                                         )
-----------------------------------                                                   )
Robert C. Salipante                                                                   )
                                                                                      )
Mark A. Tullis*                      Director                                         )
-----------------------------------                                                   )
Mark A. Tullis                                                                        )
                                                                                      )
Deborah Koltenuk*                    Corporate Controller                             )
-----------------------------------                                                   )
Deborah Koltenuk                                                                      )

By:       /s/ J. Neil McMurdie
          ----------------------------------------------------------
       J. Neil McMurdie
       *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B

                                  EXHIBIT INDEX

EXHIBIT NO.         EXHIBIT
-----------         --------
99-B.9              Opinion and Consent of Counsel                           ____________

99-B.10             Consent of Independent Auditors                          ____________